DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus Florida Intermediate Municipal Bond Fund. For the fiscal year ended December 31, 1995, your Fund produced a total return of 13.98% per share.* Income dividends exempt from Federal income tax and state of Florida intangible tax of approximately $.622 per share were paid, which is equivalent to an annualized tax-free distribution rate per share of 4.58%.**
THE ECONOMY
    Additional evidence that economic activity remained sluggish and that inflation continued to be under control moved the Federal Reserve Board to further ease the Federal Funds rate in December. (The Federal Funds rate is the rate at which the nation's banks borrow money from each other and all other short-term rates are based on it.) This was the second reduction for this important short-term rate in 1995, the first occurring in July. The latest 25 basis-point reduction in December put the rate at 5.50%. Major incentives for this additional reduction were the inflation report in November - the Consumer Price Index was flat for the first time in 4 1/2 years - and the generally slow rate of economic growth. As it did in July, the Federal Reserve left unchanged the discount rate - the rate at which the Federal Reserve lends to member banks. The discount rate remained at 5.25% throughout 1995.
    Signs of economic slowdown increased during the latter half of the year. Weakening retail sales and very modest industrial production lent credence to fears about the possibility of recession. Consumer spending was inhibited last year by the slow rate of new job creation, sluggish growth in wages and salaries, and the continued trend of corporate cost-related layoffs. The lethargic pace of consumer spending last year culminated in one of the worst holiday sales periods since the business slump in 1990-1991, despite steep price markdowns by retailers.
    Industrial production climbed modestly during the year. By November, the nation's factories operated at only 83.1% of capacity, down for the third consecutive month. This was a reflection of weakening demand and further evidence of the diminishing pressure to raise prices. Furthermore, inventories built up by year-end, another sign of slackening demand.
    The political stalemate in Washington over the balanced budget adds additional uncertainty to the economy; ultimately an accord will be reached and fiscal policy will likely be a restraining force on the economy. As we go forward without a budget agreement, so we believe, reductions in annually appropriated spending will tend to retard the economy. With an agreement, the combination of cuts in appropriations and other spending reductions should have the same effect.
    There are strong indications that inflation is under control. Until midyear 1995, fear of inflation was the overriding concern of the Federal Reserve. Now, the focus seems to have shifted to actions designed to avoid recession. In an election year, few things are less desirable for political incumbents than recession.
MARKET ENVIRONMENT
    Municipal securities enjoyed a dramatic bull market throughout 1995. Additional Fed easing may occur in 1996 due to current weakness in the business sector, particularly if the Clinton Administration and Congress can arrive at a meaningful budget agreement. The prospect of a balanced Federal budget should be beneficial to the bond market since it may indicate a reduction in government securities issuance. A similar supply situation is present in the municipal market. Redemptions of existing municipal bonds have outpaced the rate of new issuance for two years and this is expected to continue in 1996.

    Overall, we remain confident in our optimistic view of the municipal bond market. At the same time, however, we are mindful of the stimulatory effect of easing monetary policy and are watchful for any signs that may ignite inflationary pressures in the economy.
THE PORTFOLIO
    The Fund began 1995 on a cautious note after the previous year's turbulent market. A great deal of volatility surrounded the municipal market throughout the year, reflecting uncertainty associated with tax reform and the difficulty of reaching a Federal budget solution. Despite this uncertainty, the Fund's net asset value appreciated by $1.10 and closed at $13.62. This can be attributed to the Fund's discount bond holdings which saw a considerable price appreciation. This strategy benefited the Fund as the bond market assumed an uncertain tone and sporadic new issues of Florida bonds came to market at increasingly higher prices. Despite what many market makers had thought, the market continued to edge higher. Noting this trend, the Fund purchased additional discount holdings to further enhance performance and enjoyed the gains provided by an ever strengthening market.
    Out primary task - to earn a high level of current income to the extent consistent with preservation of capital - continues to guide our portfolio management decisions.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Sincerely,




                      [Richard J. Moynihan signature logo]
                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
January 16, 1996
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.
**Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders. Capital gains are generally subject to Federal, State and local taxes.



DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND            DECEMBER 31, 1995
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND AND THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX

Dollars
$13,676
Lehman Brothers
10-Year Municipal
Bond Index*
$13,373
Dreyfus Florida
Intermediate Municipal
Bond Fund
*Source: Lehman Brothers
AVERAGE ANNUAL TOTAL RETURNS
                    ONE YEAR ENDED                   FROM INCEPTION (1/21/92)
                    DECEMBER 31, 1995                TO DECEMBER 31, 1995
                    -----------                      --------------------
                    13.98%                           7.65%
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Dreyfus Florida Intermediate Municipal Bond Fund on 1/21/92 (Inception Date) to a $10,000 investment made in the Lehman Brothers 10-Year Municipal Bond Index on that date. For comparative purposes, the value of the Index on 1/31/92 is used as the beginning value on 1/21/92. All dividends and capital gain distributions are reinvested.
The Fund invests primarily in Florida municipal securities and maintains a portfolio with a weighted-average maturity ranging between 3 and 10 years. The Fund's performance shown in the line graph takes into account fees and expenses. Unlike the Fund, the Lehman Brothers 10-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 10-year tax exempt bond market, consisting of municipal bonds with maturities of more than 8 years and less than 12 years. The Index does not take into account charges, fees and other expenses. Also, unlike the Fund which principally limits investments to Florida municipal obligations, the Index is not state specific. These factors can contribute to the Index potentially outperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.


DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS                                                                                    DECEMBER 31, 1995
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-96.9%                                                                 AMOUNT           VALUE
                                                                                                      _______         _______
FLORIDA-91.2%
Alachua County Health Facilities Authority, Health Facilities Revenue,
Refunding
    (Santa Fe Healthcare Facilities Project) 6.875%, 11/15/2002.............                    $    3,740,000   $  3,958,528
Bay County, RRR, Refunding:
    6%, 7/1/2001 (Insured; MBIA)............................................                         1,250,000      1,358,612
    6.10%, 7/1/2002 (Insured; MBIA).........................................                         2,095,000      2,306,406
    6.20%, 7/1/2003 (Insured; MBIA).........................................                         1,250,000      1,392,075
Boca Raton:
    Beach Aquisition Revenue 6.125%, 10/1/2006..............................                         2,100,000      2,345,049
    Water and Sewer Revenue, Refunding 5.60%, 10/1/2004.....................                         1,000,000      1,070,490
Brevard County, Refunding 5.45%, 3/1/2002 (Insured; MBIA)...................                         1,250,000      1,326,775
Brevard County Health Facilities Authority, Revenue, Refunding
    (Wuesthoff Memorial Hospital) 6.90%, 4/1/2002...........................                         2,500,000      2,717,000
Broward County:
    Gas Tax Revenue 6.50%, 9/1/2004.........................................                         1,200,000      1,318,404
    Refunding 6.125%, 1/1/2006..............................................                         1,950,000      2,117,758
Broward County Health Facilities Authority, Health Care Facilities Revenue
    (North Beach Hospital Project) 6.75%, 8/15/2006 (Insured; MBIA).........                         4,000,000      4,564,160
Broward County School Board, COP:
    6%, 7/1/2001 (Insured; AMBAC)...........................................                         1,000,000      1,086,890
    6.10%, 7/1/2002 (Insured; AMBAC)........................................                         2,000,000      2,201,820
Broward County School District, Refunding:
    5.70%, 2/15/2001........................................................                         3,000,000      3,197,670
    5.80%, 2/15/2002........................................................                         2,000,000      2,154,960
    5.30%, 2/15/2004........................................................                         5,000,000      5,253,850
    6%, 2/15/2004...........................................................                         3,000,000      3,276,540
Canaveral Port Authority, Revenue, Refunding:
    6.10%, 6/1/2001 (Insured; FGIC).........................................                         2,000,000      2,184,500
    Port Improvement 5.40%, 6/1/2002 (Insured; FGIC)........................                         2,000,000      2,121,660
Celebration Community Development District, Special Assessment
    5.60%, 5/1/2004 (Insured; MBIA).........................................                         6,400,000      6,854,720
Citrus County, Hospital Board Revenue, Refunding
    (Citrus Memorial Hospital) 6%, 8/15/2002 (Insured; FSA).................                         1,000,000      1,092,560
Collier County, Capital Improvement Revenue, Refunding:
    5.75%, 10/1/2006 (Insured; MBIA)........................................                         1,985,000      2,149,636
    5.85%, 10/1/2007 (Insured; MBIA)........................................                         2,105,000      2,278,705
Collier County School Board, COP, Refunding 5.50%, 2/15/2003 (Insured; FSA).                         3,000,000      3,164,700
Coral Springs, Water and Sewer Revenue, Refunding
    5.50%, 9/1/2003 (Insured; FGIC).........................................                         1,425,000      1,525,562

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      DECEMBER 31, 1995
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT           VALUE
                                                                                                      _______         _______
FLORIDA (CONTINUED)
Correctional Privatization Commission, COP
    (South Bay Correctional Facility) 5%, 8/1/2008..........................                      $  2,070,000   $  2,065,115
Dade County:
    Aviation Revenue:
      6%, 10/1/2003 (Insured; MBIA).........................................                         2,000,000      2,173,960
      6.15%, 10/1/2004 (Insured; MBIA)......................................                         2,000,000      2,189,140
      Refunding 5.30%, 10/1/2002............................................                         4,000,000      4,191,480
    Public Facilities Revenue, Refunding
      (Jackson Memorial Hospital) 5.20%, 6/1/2004 (Insured; MBIA)...........                         2,750,000      2,870,862
    School District:
      5.50%, 8/1/2004.......................................................                         1,900,000      2,033,342
      Refunding:
          5.20%, 7/15/2004 (Insured; AMBAC).................................                         6,000,000      6,264,060
          5.20%, 7/15/2005 (Insured; AMBAC).................................                         3,000,000      3,107,400
    (Seaport) 5.90%, 10/1/2002 (Insured; AMBAC).............................                         2,470,000      2,688,101
Dade County Health Facilities Authority, HR, Refunding
    (North Shore Medical Center Project):
      5.80%, 8/15/2000 (Insured; AMBAC).....................................                         1,650,000      1,762,398
      5.90%, 8/15/2001 (Insured; AMBAC).....................................                         1,725,000      1,862,914
      6%, 8/15/2002 (Insured; AMBAC)........................................                         1,760,000      1,922,906
Daytona Beach, Water and Sewer Revenue, Refunding
    5.75%, 11/15/2008 (Insured; AMBAC)......................................                         2,270,000      2,398,210
Deerfield Beach, Water and Sewer Improvement Revenue, Refunding
    6.125%, 10/1/2003 (Insured; FGIC).......................................                         1,180,000      1,312,018
Duval County School District, Refunding:
    5.90%, 8/1/2002 (Insured; AMBAC)........................................                         4,500,000      4,907,790
    6.25%, 8/1/2005 (Insured; AMBAC)........................................                         2,400,000      2,649,096
First Florida Governmental Financing Commission, Revenue:
    6.30%, 7/1/2002 (Insured; MBIA).........................................                         1,000,000      1,112,150
    Refunding 6%, 7/1/2003 (Insured; MBIA)..................................                         3,000,000      3,303,000
Florida, Pollution Control 5.90%, 7/1/2002..................................                         2,500,000      2,724,150
Florida Board of Education, Capital Outlay:
    5%, 6/1/2004............................................................                        12,000,000     12,412,080
    5.90%, 6/1/2005.........................................................                         1,295,000      1,395,362
    6.80%, 6/1/2006.........................................................                         2,900,000      3,202,905
Florida Division of Bond Finance Department, General Services Revenues:
    (Department of Natural Resources-Preservation 2000):
      5.80%, 7/1/2001 (Insured; MBIA).......................................                         2,000,000      2,154,300
      5.90%, 7/1/2002 (Insured; MBIA).......................................                         3,850,000      4,195,191

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      DECEMBER 31, 1995
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT           VALUE
                                                                                                      _______         _______
FLORIDA (CONTINUED)
Florida Division of Bond Finance Department, General Services Revenues (continued):
    (Department of Natural Resources-Preservation 2000) (continued):
      6.40%, 7/1/2003 (Insured; AMBAC)......................................                     $   3,450,000   $  3,837,539
      6.10%, 7/1/2004 (Insured; MBIA).......................................                         2,420,000      2,653,675
    Refunding (Department of Natural Resources-Save Our Coast)
      6.40%, 7/1/2005 (Insured; MBIA).......................................                         1,000,000      1,092,930
Florida Municipal Power Agency, Revenue:
    (All-Requirements Power Supply Project):
      5.75%, 10/1/2000 (Insured; AMBAC).....................................                         1,000,000      1,068,120
      5.80%, 10/1/2001 (Insured; AMBAC).....................................                         1,000,000      1,077,010
      5.90%, 10/1/2002 (Insured; AMBAC).....................................                         1,000,000      1,088,900
      6%, 10/1/2003 (Insured; AMBAC, Prerefunded 10/1/2002) (a).............                         1,000,000      1,114,930
      6.10%, 10/1/2004 (Insured; AMBAC, Prerefunded 10/1/2002) (a)..........                         1,000,000      1,120,740
    Refunding (Saint Lucie Project) 5.40%, 10/1/2005 (Insured; FGIC)........                         7,500,000      7,904,625
Florida Sunshine Skyway, Revenue, Refunding:
    6.10%, 7/1/2001.........................................................                         1,650,000      1,792,956
    6.20%, 7/1/2002.........................................................                         1,315,000      1,439,623
Florida Turnpike Authority, Turnpike Revenue
    5.90%, 7/1/2005 (Insured; FGIC).........................................                         2,700,000      2,910,762
Fort Meyers, Improvement Revenue
    (Special Assessment - Geo Area 24) 7.05%, 7/1/2005......................                         1,000,000      1,049,480
Gainesville, Utilities Systems Revenue 6.20%, 10/1/2003.....................                         1,650,000      1,839,222
Greater Orlando Aviation Authority, Orlando Airport Facilities Revenue:
    6.50%, 10/1/2005 (Insured; FGIC)........................................                         5,000,000      5,505,750
    6.25%, 10/1/2006 (Insured; FGIC)........................................                         4,600,000      5,102,320
    Refunding 6.10%, 10/1/2002 (Insured; FGIC)..............................                         2,000,000      2,208,360
Hernando County School District, Refunding:
    6.10%, 8/1/2003 (Insured; MBIA).........................................                         2,000,000      2,216,580
    5.50%, 9/1/2004 (Insured; MBIA).........................................                         1,580,000      1,691,722
Hialeah Gardens, IDR (Waterford Convalescent)
    7.875%, 12/1/2007.......................................................                         1,000,000      1,052,780
Hillsborough County:
    Capital Improvement Revenue (County Center Project):
      6.125%, 7/1/2003......................................................                         1,150,000      1,256,433
      6.50%, 7/1/2007.......................................................                         1,000,000      1,115,570
    Refunding (Environmentally Sensitive Lands Acquisition and Protection)
      5.875%, 7/1/2001......................................................                         1,295,000      1,399,649
Hillsborough County Aviation Authority, Revenue, Refunding
    (Tampa International Airport) 5.45%, 10/1/2002 (Insured; AMBAC).........                         3,295,000      3,501,992

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       DECEMBER 31, 1995
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT           VALUE
                                                                                                      _______         _______
FLORIDA (CONTINUED)
Hillsborough County Hospital Authority, HR, Refunding
    (Tampa General Hospital Project) 6.125%, 10/1/2002 (Insured; FSA).......                    $    3,350,000   $  3,691,465
Hollywood, Water and Sewer Revenue 6%, 10/1/1999 (Insured; FGIC)............                         1,000,000      1,069,390
Indian Trace Community Development District:
    Refunding (Water Management-Special Benefit) 5.375%, 5/1/2005 (Insured; MBIA)                    2,265,000      2,369,756
    Water and Sewer Revenue 8%, 4/1/2001....................................                         2,425,000      2,624,650
Jacksonville:
    Excise Taxes Revenue, Refunding:
      4.875%, 10/1/2007 (Insured; FGIC) (b).................................                         2,500,000      2,504,250
      6.50%, 10/1/2008 (Insured; AMBAC).....................................                         1,000,000      1,134,190
    Guaranteed Entitlement Revenue, Refunding 5.50%, 10/1/2002 (Insured; AMBAC)                      1,400,000      1,497,076
    HR (University Medical Center, Inc. Project) 5.90%, 2/1/2001............                           550,000        587,741
Jacksonville Beach, Utilities Revenue, Refunding 5.125%, 10/1/2004 (Insured; MBIA)                   1,500,000      1,566,570
Jacksonville Electric Authority, Revenue:
    Electric Systems, Refunding 5.40%, 10/1/2004............................                         2,250,000      2,375,888
    (Saint John's River):
      6.40%, 10/1/2000......................................................                         5,000,000      5,486,250
      Refunding 5%, 10/1/2004...............................................                        10,000,000     10,316,600
Kissimmee, Water and Sewer Revenue, Refunding:
    5.40%, 10/1/2002 (Insured; AMBAC).......................................                         1,035,000      1,097,017
    5.50%, 10/1/2003 (Insured; AMBAC).......................................                         1,000,000      1,067,140
Kissimmee Utility Authority, Electric System Improvement Revenue, Refunding
    5%, 10/1/2003 (Insured; FGIC)...........................................                         2,000,000      2,077,320
Lake Worth, Refunding 5.80%, 10/1/2005 (Insured; AMBAC).....................                         1,000,000      1,089,940
Lakeland, Electric and Water Revenue:
    6.70%, 10/1/1999........................................................                         1,000,000      1,093,020
    Refunding 5.90%, 10/1/2007..............................................                         2,385,000      2,603,824
Lee County Hospital Board of Directors, HR, Refunding
    (Lee Memorial Hospital Project) 5.80%, 4/1/2002 (Insured; MBIA).........                         2,730,000      2,951,540
Melbourne, Water and Sewer Revenue, Refunding 6%, 10/1/2001 (Insured; FGIC).                           745,000        812,281
Miami, Refunding:
    5.70%, 12/1/2004 (Insured; FGIC)........................................                         6,025,000      6,548,934
    5.80%, 12/1/2005 (Insured; FGIC)........................................                         2,000,000      2,181,060
Miami Beach, Water and Sewer Revenue 5.10%, 9/1/2005 (Insured; FSA).........                         1,500,000      1,553,415
Miami Beach Health Facilities Authority, HR, Refunding
    (Mount Sinai Medical Center Project):
      5.60%, 11/15/2002.....................................................                         1,100,000      1,183,963
      5.70%, 11/15/2003.....................................................                         1,500,000      1,628,040
Nassau County, PCR, Refunding (ITT Rayonier, Inc. Project)
    5.90%, 7/1/2005.........................................................                         1,075,000      1,148,326

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       DECEMBER 31, 1995
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT           VALUE
                                                                                                      _______         _______
FLORIDA (CONTINUED)
North Broward Hospital District, HR, Refunding:
    6.10%, 1/1/2002 (Insured; MBIA).........................................                     $   2,050,000   $  2,242,905
    6.125%, 1/1/2003 (Insured; MBIA)........................................                         2,000,000      2,205,420
Ocean Highway and Port Authority, Revenue
    6.25%, 12/1/2002 (LOC; ABN Amro Bank) (c)...............................                         3,500,000      3,667,685
Orange County, Revenue:
    Solid Waste Facility 6%, 10/1/2002 (Insured; FGIC)......................                         1,000,000      1,098,370
    Tourist Development Tax:
      5.90%, 10/1/2000 (Insured; AMBAC).....................................                         1,900,000      2,046,699
      6.15%, 10/1/2002 (Insured; AMBAC).....................................                         2,455,000      2,717,881
    Water and Wastewater, Refunding 5.80%, 10/1/2002 (Insured; AMBAC).......                         2,080,000      2,252,848
Orange County Health Facilities Authority, HR
    (Orlando Regional Healthcare-A) 5.50%, 11/1/2003 (Insured; AMBAC).......                         2,000,000      2,135,520
Orlando, Capital Improvement Special Revenue 5.50%, 10/1/2003...............                         2,000,000      2,128,900
Orlando & Orange County Expressway Authority,
    Florida Expressway Revenue, Refunding 5.30%, 7/1/2005 (Insured; AMBAC)..                         3,500,000      3,678,675
Orlando Utilities Commission, Water and Electric Revenue, Refunding:
    5.60%, 10/1/2003........................................................                        10,000,000     10,756,700
    5.75%, 10/1/2005........................................................                         2,000,000      2,167,220
    5.80%, 10/1/2006........................................................                         5,930,000      6,430,966
Osceola County:
    Gas Tax Improvement Revenue, Refunding:
      5.50%, 4/1/2003 (Insured; FGIC).......................................                         1,365,000      1,456,865
      5.65%, 4/1/2004 (Insured; FGIC).......................................                         1,445,000      1,557,912
    Transportation Revenue (Osceola Parkway Project)
      5.90%, 4/1/2007 (Insured; MBIA).......................................                         1,500,000      1,605,450
Osceola County Industrial Development Authority, Revenue
    (Community Provider Pooled Loan Program) 8%, 7/1/2004...................                         4,284,000      4,535,428
Osceola County School Board, COP, Refunding
    5%, 6/1/2007 (Insured; AMBAC)...........................................                         2,000,000      2,025,120
Palm Beach County:
    Criminal Justice Facilities Revenue, Refunding
      5.10%, 6/1/2003 (Insured; FGIC).......................................                         5,000,000      5,217,800
    Water and Sewer Revenue 5%, 10/1/2007 (Insured; MBIA)...................                         2,000,000      2,023,920
Palm Beach County School District, Refunding:
    5.50%, 8/1/2000 (Insured; AMBAC)........................................                         1,200,000      1,269,840
    5.60%, 8/1/2001 (Insured; AMBAC)........................................                         1,000,000      1,068,290
    6%, 8/1/2006 (Insured; AMBAC)...........................................                         1,000,000      1,086,460
    6%, 8/1/2007 (Insured; AMBAC)...........................................                         3,000,000      3,250,500
Pasco County, Refunding:
    Optional Gas Tax Revenue 5.50%, 8/1/2002 (Insured; FGIC)................                         1,980,000      2,114,402

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       DECEMBER 31, 1995
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT           VALUE
                                                                                                      _______         _______
FLORIDA (CONTINUED)
Pasco County, Refunding (continued):
    Water and Sewer Revenue:
      5.50%, 10/1/2002 (Insured; FGIC)......................................                    $    2,500,000  $   2,673,350
      5.40%, 10/1/2003 (Insured; FGIC)......................................                         1,500,000      1,590,975
Pembroke Pines (Special Assessment Number 94)
    5.75%, 11/1/2005........................................................                         1,750,000      1,834,245
Polk County, Capital Improvement Revenue, Refunding
    6%, 12/1/2002 (Insured; MBIA)...........................................                         1,900,000      2,090,950
Punta Gorda, Utilities Revenue, Refunding 5.50%, 1/1/2002 (Insured; AMBAC)..                         1,315,000      1,397,385
Reedy Creek Improvement District:
    5.80%, 6/1/1999 (Insured; MBIA).........................................                         1,500,000      1,585,755
    4.90%, 6/1/2009 (Insured; AMBAC)........................................                         3,930,000      3,889,875
    Utilities Revenue 6.30%, 10/1/2003 (Insured; MBIA)......................                         1,000,000      1,103,120
Saint John's County Industrial Development Authority, HR
    (Flager Hospital Project) 5.80%, 8/1/2003...............................                         1,000,000      1,039,720
Saint Lucie County School District, Refunding
    5.90%, 7/1/2002 (Insured; AMBAC)........................................                         1,780,000      1,939,595
Saint Petersburg, Public Improvement Revenue, Refunding
    6%, 2/1/2002 (Insured; MBIA)............................................                         1,500,000      1,634,850
Sarasota County, Refunding:
    6.25%, 10/1/2004 (Insured; FGIC)........................................                         1,505,000      1,660,015
    Utilities Systems Revenue:
      5.50%, 10/1/2003 (Insured; FGIC)......................................                         2,130,000      2,281,677
      5.60%, 10/1/2004 (Insured; FGIC)......................................                         2,345,000      2,527,652
Seminole County School District, Refunding 6%, 8/1/2003 (Insured; MBIA) (d).                         2,500,000      2,754,750
South Miami Health Facilities Authority, HR, Refunding
    (Baptist Health System) 5.15%, 10/1/2008 (Insured; MBIA)................                         1,295,000      1,305,697
Sunrise:
    Public Facilities Revenue:
      6.20%, 10/1/2004 (Insured; MBIA)......................................                         2,000,000      2,217,580
      6.50%, 10/1/2007 (Insured; MBIA)......................................                         1,000,000      1,134,190
      Refunding 6%, 10/1/2001 (Insured; MBIA)...............................                         1,000,000      1,090,310
    Utility System Revenue, Refunding 5.20%, 10/1/2005 (Insured; AMBAC).....                         1,395,000      1,455,417
Tallahassee, Health Facilities Revenue, Refunding
    (Tallahassee Memorial Regional Medical Center):
      5.50%, Series A, 12/1/2002 (Insured; MBIA)............................                         1,010,000      1,077,811
      5.50%, Series B, 12/1/2002 (Insured; MBIA)............................                         1,000,000      1,067,140
Tampa, Revenue:
    (Alleghany Health Systems - Saint Mary's)
      5.75%, 12/1/2007 (Insured; MBIA)......................................                         2,750,000      2,928,503

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       DECEMBER 31, 1995
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT           VALUE
                                                                                                      _______         _______
FLORIDA (CONTINUED)
Tampa, Revenue (continued):
    (Aquarium, Inc. Project) 7.25%, 5/1/2005................................                     $   1,200,000   $  1,297,824
    Water and Sewer:
      6.30%, 10/1/2006......................................................                         4,000,000      4,450,880
      5%,10/1/2008..........................................................                         1,000,000      1,003,900
Volusia County, Sales Tax Improvement Revenue, Refunding
    6.40%, 10/1/2007 (Insured; MBIA)........................................                         2,000,000      2,230,780
Volusia County Educational Facility Authority, Revenue
    (Embry-Riddle Aeronautical University):
      5.875%, 10/15/2002 (Insured; College Construction Loan Insurance Association)                  1,145,000      1,244,924
      6.10%, 10/15/2003 (Insured; College Construction Loan Insurance Association)                   1,000,000      1,105,860
Volusia County School District, Refunding 6.375%, 8/1/2005 (Insured; FGIC)..                         1,000,000      1,100,290
Volusia County Special Assessment (Bethune Beach Wastewater Project):
    6.60%, 7/1/2001.........................................................                         1,045,000      1,078,461
    6.875%, 7/1/2005........................................................                         1,000,000      1,066,040
U.S. RELATED-5.7%
Puerto Rico Commonwealth, Refunding 5.20%, 7/1/2003.........................                         5,000,000      5,235,450
Puerto Rico Electric Power Authority, Electric Revenue, Refunding
    5.50%, 7/1/2002 (Insured; FSA)..........................................                         6,000,000      6,399,540
Puerto Rico Highway and Transportation Authority, Highway Revenue, Refunding
    5.875%, 7/1/1999........................................................                         4,000,000      4,212,280
Puerto Rico Municipal Finance Agency 5.60%, 7/1/2002........................                         3,100,000      3,254,814
Puerto Rico Public Buildings Authority:
    Refunding (Public Education and Health Facilities) 6.50%, 7/1/2003......                         1,000,000      1,081,870
    Revenue, Refunding 6.10%, 7/1/2000......................................                         2,500,000      2,679,375
Virgin Islands Water and Power Authority, Water Systems Revenue
    7.20%, 1/1/2002.........................................................                           900,000        952,857
                                                                                                                    ---------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $381,621,553)...................                                     $406,635,757
                                                                                                                  ===========
SHORT-TERM MUNICIPAL INVESTMENTS-3.1%
FLORIDA-2.8%
Dade County, Water and Sewer Systems Revenue, VRDN 4.90% (e)................                      $  2,000,000   $  2,000,000
Dade County Industrial Development Authority,
    Exempt Facilities Revenue, VRDN (Florida Power and Light Co.) 5.80% (e).                         4,500,000      4,500,000
Martin County, PCR, Refunding, VRDN
    (Florida Power and Light Co. Project) 5% (e)............................                         1,300,000      1,300,000
Pinellas County Health Facilities Authority, Revenue, Refunding, VRDN
    (Pooled Hospital Loan Program) 5.95% (LOC; Chemical Bank) (c) (e).......                         3,600,000      3,600,000

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       DECEMBER 31, 1995
                                                                                                     PRINCIPAL
SHORT-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT           VALUE
                                                                                                      _______         _______
FLORIDA (CONTINUED)
Saint Lucie County, PCR, Refunding, VRDN
    (Florida Power and Light Co. Project) 5% (e)............................                       $   200,000     $  200,000
U.S. RELATED-.3%
Puerto Rico Power Authority, Power Revenue
    3.65% (Insured; FSA) (f)................................................                         1,400,000      1,400,000
                                                                                                                    ---------
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $13,000,000)...................                                     $ 13,000,000
                                                                                                                  ===========

TOTAL INVESTMENTS-100.0%
    (cost $394,621,553).....................................................                                     $419,635,757
                                                                                                                  ===========


SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      LOC     Letter of Credit
COP           Certificate of Participation                       MBIA    Municipal Bond Investors Assurance
FGIC          Financial Guaranty Insurance Company                            Insurance Corporation
FSA           Financial Security Assurance                       PCR     Pollution Control Revenue
HR            Hospital Revenue                                   RRR     Resources Recovery Revenue
IDR           Industrial Development Revenue                     VRDN    Variable Rate Demand Notes


SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (G)              OR          MOODY'S             OR         STANDARD & POOR'S                   PERCENTAGE OF VALUE
---------                          -------                        -----------------                   -------------------
AAA                                Aaa                            AAA                                   66.4%
AA                                 Aa                             AA                                    21.0
A                                  A                              A                                      4.9
BBB                                Baa                            BBB                                    1.9
F-1+ & F-1                         MIGI, VMIG1 & P1               SP1 & A1                               2.8
Not Rated (h)                      Not Rated (h)                  Not Rated (h)                          3.0
                                                                                                      ------
                                                                                                      100.0%
                                                                                                      ======

NOTES TO STATEMENT OF INVESTMENTS:
    (a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
    (b)  Purchased on a delayed delivery basis.
    (c)  Secured by letters of credit.
    (d) Wholly held by the custodian in a segregated account as collateral for a delayed delivery security.
    (e) Securities payable on demand. The interest rate, which is subject to change, is based on bank prime rates or an index of market interest rates.
    (f) Inverse floater security - the interest rate is subject to change periodically.
    (g) Fitch currently provides creditworthiness information for a limited number of investments.
    (h) Securities which, while not rated by Fitch, Moody's or Standard & Poor's, have been determined by the Fund's Manager to be of comparable quality to those rated securities in which the Fund may invest.
See notes to financial statements.


DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                          DECEMBER 31, 1995
ASSETS:
    Investments in securities, at value
      (cost $394,621,553)-see statement.....................................                                      $419,635,757
    Cash....................................................................                                         5,220,586
    Interest receivable.....................................................                                         6,752,763
    Receivable for shares of Beneficial Interest subscribed.................                                           100,143
    Prepaid expenses........................................................                                            17,654
                                                                                                                   -----------
                                                                                                                   431,726,903
LIABILITIES:
    Due to The Dreyfus Corporation and subsidiaries.........................                       $   223,074
    Payable for investment securities purchased.............................                         2,505,447
    Accrued expenses and other liabilities..................................                           102,276       2,830,797
                                                                                                      --------      ----------
NET ASSETS..................................................................                                      $428,896,106
                                                                                                                   ===========
REPRESENTED BY:
    Paid-in capital.........................................................                                      $407,987,665
    Accumulated undistributed investment income-net.........................                                           104,156
    Accumulated net realized (loss) on investments..........................                                        (4,209,919)
    Accumulated gross unrealized appreciation on investments-Note 3.........                                        25,014,204
                                                                                                                     ---------
NET ASSETS at value applicable to 31,480,788 shares outstanding
    (unlimited number of $.001 par value shares of Beneficial Interest
    authorized).............................................................                                      $428,896,106
                                                                                                                   ===========
NET ASSET VALUE, offering and redemption price per share
    ($428,896,106 / 31,480,788 shares)......................................                                            $13.62
                                                                                                                        ======


See notes to financial statements.



DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS                                                                            YEAR ENDED DECEMBER 31, 1995
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                         $22,528,034
    EXPENSES:
      Management fee-Note 2(a)..............................................                   $  2,505,470
      Shareholder servicing costs-Note 2(b).................................                        517,089
      Professional fees.....................................................                         47,273
      Custodian fees........................................................                         44,382
      Trustees' fees and expenses-Note 2(c).................................                         35,218
      Prospectus and shareholders' reports..................................                         19,176
      Registration fees.....................................................                          1,188
      Miscellaneous.........................................................                         53,081
                                                                                                    -------
          TOTAL EXPENSES....................................................                      3,222,877
      Less-reduction in management fee due to undertakings-Note 2(a)........                        334,383
                                                                                                    -------
          NET EXPENSES......................................................                                           2,888,494
                                                                                                                       ---------
          INVESTMENT INCOME-NET.............................................                                          19,639,540
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3.................................                  $     440,616
    Net unrealized appreciation on investments..............................                     34,797,540
                                                                                                  ---------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                          35,238,156
                                                                                                                       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $54,877,696
                                                                                                                      ==========



See notes to financial statements.



DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                      YEAR ENDED DECEMBER 31,
                                                                                            ---------------------------------
                                                                                             1994                     1995
                                                                                           --------                 --------
OPERATIONS:
    Investment income-net...................................................          $   23,281,217              $  19,639,540
    Net realized gain (loss) on investments.................................              (4,647,281)                   440,616
    Net unrealized appreciation (depreciation) on investments for the year..             (44,215,781)                34,797,540
                                                                                           ---------                  ---------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......             (25,581,845)                54,877,696
                                                                                           ---------                  ---------
DIVIDENDS TO SHAREHOLDERS:
    From investment income-net..............................................             (23,224,128)               (19,592,473)
    In excess of net realized gain on investments...........................                (238,834)                      --
                                                                                           ---------                  ---------
      TOTAL DIVIDENDS.......................................................             (23,462,962)               (19,592,473)
                                                                                           ---------                  ---------
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold...........................................             219,567,040                152,976,653
    Dividends reinvested....................................................              16,231,257                 13,179,448
    Cost of shares redeemed.................................................            (315,887,827)              (181,906,301)
                                                                                           ---------                  ---------
      (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS........             (80,089,530)               (15,750,200)
                                                                                           ---------                  ---------
          TOTAL INCREASE (DECREASE) IN NET ASSETS...........................            (129,134,337)                19,535,023
NET ASSETS:
    Beginning of year.......................................................             538,495,420                409,361,083
                                                                                           ---------                  ---------
    End of year (including undistributed investment income-net:
      $57,089 in 1994 and $104,156 in 1995).................................           $ 409,361,083              $ 428,896,106
                                                                                         ===========                ===========

                                                                                              SHARES                 SHARES
                                                                                            --------                  --------
CAPITAL SHARE TRANSACTIONS:
    Shares sold.............................................................              16,724,264                 11,550,916
    Shares issued for dividends reinvested..................................               1,243,406                    992,073
    Shares redeemed.........................................................             (24,144,029)               (13,756,816)
                                                                                            --------                  ---------
      NET (DECREASE) IN SHARES OUTSTANDING..................................              (6,176,359)                (1,213,827)
                                                                                            ========                  =========



See notes to financial statements.



DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.

                                                                                                YEAR ENDED DECEMBER 31,
                                                                           ----------------------------------------------
PER SHARE DATA:                                                            1992(1)        1993          1994         1995
                                                                            -----         ----          ----         ----
    Net asset value, beginning of year........................            $12.50        $12.94        $13.85       $12.52
                                                                            -----         ----         ----         ----
    INVESTMENT OPERATIONS:
    Investment income-net.....................................               .69           .70           .66          .62
    Net realized and unrealized gain (loss) on investments....               .44           .92         (1.33)        1.10
                                                                            -----         ----          ----         ----
      TOTAL FROM INVESTMENT OPERATIONS........................              1.13          1.62          (.67)        1.72
                                                                            -----         ----          ----         ----
    DISTRIBUTIONS:
    Dividends from investment income-net......................              (.69)         (.70)         (.65)        (.62)
    Dividends from net realized gain on investments...........               --           (.01)           --          --
    Dividends in excess of net realized gain on investments...               --            --           (.01)         --
                                                                            -----         ----           ----        ----
      TOTAL DISTRIBUTIONS.....................................              (.69)         (.71)         (.66)        (.62)
                                                                            -----         ----           ----         ----
    Net asset value, end of year..............................            $12.94        $13.85        $12.52       $13.62
                                                                            ===            ===           ===          ===
TOTAL INVESTMENT RETURN.......................................              9.86%(2)     12.84%        (4.92%)      13.98%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...................                --           .20%          .48%         .69%
    Ratio of net investment income to average net assets......              5.78%(2)      5.20%         5.01%        4.70%
    Decrease reflected in above expense ratios due to undertakings
      by the Manager..........................................              1.00%(2)       .64%          .32%         .08%
    Portfolio Turnover Rate...................................             13.01%(3)     13.48%        18.76%       25.00%
    Net Assets, end of year (000's Omitted)...................              $332,582    $538,495      $409,361     $428,896
(1)    From January 21, 1992 (commencement of operations) to December 31, 1992.
(2)    Annualized.
(3)    Not annualized.




See notes to financial statements.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    (A) PORTFOLIO VALUATION: The Fund's investments are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $4,207,000 available for Federal income tax purposes to be applied against future net securities profit, if any, realized subsequent to December 31, 1995. If not applied, $2,168,000 of the carryover expires in fiscal 2002 and $2,039,000 of the carryover expires in fiscal 2003.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund for any full year. However, the Manager had undertaken, from January 1, 1995 through March 31, 1995, to waive receipt of the management fee payable to it by the Fund in excess of an annual rate of
 .40 of 1% of the Fund's average daily net assets, and thereafter had undertaken through July 19, 1995, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses (excluding certain expenses as described above) exceeded certain specified annual percentages of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertakings, amounted to $334,383 for the year ended December 31, 1995.
    Effective December 1, 1995, the Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $14,626 for the period from December 1, 1995 through December 31, 1995.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the year ended December 31, 1995, the Fund was charged an aggregate of $251,509 pursuant to the Shareholder Services Plan.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the year ended December 31, 1995 amounted to $101,505,566 and $114,159,702, respectively.
    At December 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
    We have audited the accompanying statement of assets and liabilities of Dreyfus Florida Intermediate Municipal Bond Fund, including the statement of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Florida Intermediate Municipal Bond Fund at December 31, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.
                                         [Ernst and Young LLP signature logo]
New York, New York
February 7, 1996



IMPORTANT TAX INFORMATION (UNAUDITED)
    In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended December 31, 1995 as "exempt-interest dividends" (not subject to regular Federal income tax and, for individuals who are Florida residents, not subject to taxation by Florida).
    As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 1995 calendar year on Form 1099-DIV which will be mailed by January 31, 1996.



[Dreyfus lion "d" logo]
DREYFUS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903




Further information is contained
in the Prospectus, which must
precede or accompany this report.




Printed in U.S.A.                           740AR9512
[Dreyfus logo]
Florida
Intermediate
Municipal
Bond Fund
Annual Report
December 31, 1995